Commitments and Contingencies - Schedule of Purchase Commitments (Detail) - Wireless carriers [Member] - Purchase commitment for purchase of airtime minutes at current market prices [Member]
$ in Thousands
Dec. 31, 2023 MXN ($)
Disclosure of commitments [line items]
Purchase commitments	$ 64,851,504
2024 [Member]
Disclosure of commitments [line items]
Purchase commitments	1,144,381
2025 [Member]
Disclosure of commitments [line items]
Purchase commitments	10,139,691
2026 [Member]
Disclosure of commitments [line items]
Purchase commitments	4,174,446
2027 [Member]
Disclosure of commitments [line items]
Purchase commitments	5,379,609
2028 and 2029 [Member]
Disclosure of commitments [line items]
Purchase commitments	16,306,828
2030 and thereafter [Member]
Disclosure of commitments [line items]
Purchase commitments	$ 27,706,549